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                                                     ---------------------------
                                                     OMB Number:  3235-0570
                                                     Expires: September 30, 2007
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                                                     hours per response.... 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-090607
                                   ----------

                              Fairholme Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 51 JFK Parkway
                              Short Hills, NJ 07078
--------------------------------------------------------------------------------
(Address of principal executive offices)                (Zip code)

                        CITCO Mutual Fund Services, Inc.
                     83 General Warren Boulevard, Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263
                                                    --------------

Date of fiscal year end:   11/30/2006
                           ----------
Date of reporting period:  05/31/2006
                           ----------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

================================================================================
                                   FAIRHOLME
================================================================================

                               SEMI-ANNUAL REPORT

================================================================================
                               THE FAIRHOLME FUND
================================================================================

                      A No-Load Capital Appreciation Fund

                           For the Six Months Ended:
                                  May 31, 2006

                             www.fairholmefunds.com
                                 (866) 202-2263

THE FAIRHOLME FUND

================================================================================
                                                MANAGEMENT DISCUSSION & ANALYSIS
                                           For the Six Months Ended May 31, 2006
--------------------------------------------------------------------------------

At May 31, 2006, the end of the second fiscal quarter of 2006, the unaudited net asset value (NAV) attributable to the 92,483,022 shares outstanding of The Fairholme Fund (the "Fund") was $27.47 per share. This compares with an audited net asset value of $25.45 per share at November 30, 2005, and an unaudited net asset value of $23.74 per share at May 31, 2005 (stated NAVs reflect any distributions to shareholders). At June 30, 2006, the unaudited net asset value was $27.44 per share.

                                         Six             One            Three           Five            Since
                                        Months           Year           Years           Years         Inception
                                        Ended           Ended           Ended           Ended        12/29/1999
                                       5/31/2006       5/31/2006       5/31/2006       5/31/2006     to 5/31/2006
                                     ------------    ------------    ------------    ------------    ------------
The Fairholme Fund (Cumulative)             10.91%          18.96%          82.30%          98.58%         200.35%

S&P 500 Index (Cumulative)                   2.60%           8.64%          39.14%          10.21%          -3.82%

The Fairholme Fund (Annualized)                             18.96%          22.16%          14.71%          18.68%

S&P 500 Index (Annualized)                                   8.64%          11.63%           1.96%          -0.60%

In the opinion of the Fund's Adviser, performance over short intervals is likely to be less meaningful than a comparison of longer periods.

Portfolio holdings are subject to change without notice. Below is a chart disclosing the top ten holdings of the Fund listed by their percentage of net assets as well as a chart detailing the top ten categories in which the Fund holds securities, listed by the aggregate percentage of net assets in each of these categories.

           Top Ten Holdings*                                 Top Ten Categories
           (% of Net Assets)                                 (% of Net Assets)
Berkshire Hathaway, Inc.               16.29%     Diversified Holding Companies         22.00%
EchoStar Communications Corp.          10.61%     U.S. Gov't and Agency Obligations     21.91%
Canadian Natural Resources Ltd.         9.27%     Oil and Gas Producers                 16.10%
Penn West Energy Trust                  6.83%     Pay Television Services               10.61%
Leucadia National Corp.                 5.71%     Telecommunications                     4.86%
Sears Holdings Corp.                    4.53%     Retail Department Stores               4.53%
Mohawk Industries, Inc.                 4.51%     Carpet-Floor Coverings                 4.51%
Ensign Energy Services, Inc.            4.17%     Oil and Gas Drilling                   4.17%
IDT Corp.                               3.79%     Miscellaneous Investments              3.05%
Miscellaneous Investments               3.05%     Energy Services                        2.13%
                                       -----                                            -----
                                       68.76%                                           93.87%
                                       =====                                            =====

*Excludes cash, money market funds and U.S. Treasury bills

THE FAIRHOLME FUND

================================================================================
                                    MANAGEMENT DISCUSSION & ANALYSIS (Continued)
                                           For the Six Months Ended May 31, 2006
--------------------------------------------------------------------------------

During the six months beginning December 1st and ending May 31st, the Fund purchased the following securities that were not owned at December 1, 2005 and which are listed as portfolio investments at May 31, 2006:

      o     Duke Energy

      o     Ensign Energy Services

      o     Mohawk Industries

The Fund also made initial purchases of common shares of IDT Corporation in addition to the IDT Class "B" shares previously owned. It is worth noting that the Fund substantially increased its investments in several existing portfolio holdings, although such changes may not appear obvious as a result of significant growth of Fund assets through appreciation and new subscriptions during the six month period ended May 31, 2006. During the six months ended May 31, 2006, the Fund added materially to existing holdings in Berkshire Hathaway, Inc., Canadian Natural Resources, EchoStar Communications, IDT Corporation, Penn West Energy Trust, and Sears Holdings.

Also, during the six months ended May 31, 2006, the Fund disposed of positions listed at November 30, 2005 and for which no shares were held on May 31, 2006 as follows:

      o     Coutrywide Financial

      o     Ethan Allen

      o     Freddie Mac

      o     MCI (and merger successor Verizon)

      o     Mercury General

      o     RHJ International

Shareholders are cautioned that not all additions or dispositions to the portfolio are material, and that while the Fund and its adviser have long-term objectives, it is possible that a security purchased or sold in one period may be sold or purchased in a subsequent period. Generally, the Fund's adviser determines to buy and sell based on its estimates of the intrinsic values and fundamental dynamics of a particular company and its industry, and not on short-term price movements. However, certain strategies of the adviser in carrying out the Fund's investment policies may result in shorter holding periods. Investors are further cautioned not to rely on short-term results, both with respect to profits and losses on any individual investment in the Fund, as well as with respect to Fund shares themselves.

Securities whose gains most affected the Fund's portfolio (including realized and unrealized gains) for the period included the following:

      o     Leucadia National

      o     Penn West Energy Trust

      o     IDT Corporation o EchoStar Communications

      o     Sears Holdings

      o     Canadian Natural Resources

      o     Berkshire Hathaway

      o     Ensign Energy Services

THE FAIRHOLME FUND

================================================================================
                                    MANAGEMENT DISCUSSION & ANALYSIS (Continued)
                                           For the Six Months Ended May 31, 2006
--------------------------------------------------------------------------------

In the opinion of the Fund's investment adviser, the following factors had a bearing on the change in value of the above securities (although other unmentioned factors may have also contributed to price changes): Leucadia completed the sale of its WilTel division to SBC (now renamed AT&T) while retaining $5 billion in future potential tax benefits and saw prospects for several subsidiaries improve; Penn West Energy Trust increased as energy prices remained strong and merger activity in the oil and gas industry increased; IDT Corporation gained after proposing the sale of its entertainment division to Liberty Media; EchoStar Communications gained as subscriber counts continued to increase; Sears Holdings rose as the company continued to repurchase stock while its recent results reflected increased retailing gross margins; Canadian Natural Resources rose as energy prices remained strong and the Horizon oil sands project remained on track; Berkshire Hathaway rose as the company reported strong operating results amid strengthened reinsurance pricing; and Ensign Energy Services rose as backlogs remained strong amid high energy prices.

Securities whose declines most affected the Fund's portfolio (including realized and unrealized losses) for the period included the following:

      o     Mohawk Industries

      o     USA Mobility

      o     MDC Holdings

In the opinion of the Fund's investment adviser, the following factors had a bearing on the change in value of the above securities (although other unmentioned factors may have also contributed to price changes): Mohawk Industries fell amid higher energy prices and increased concerns about its growth strategies as housing markets slowed; USA Mobility declined as paging subscriber counts continued to decrease at a rapid rate even as the company paid significant cash distributions to shareholders; and MDC Holdings declined as order cancellations rose sharply amid a general slowdown in the housing industry.

The fact that certain securities declined in value does not always indicate that the investment adviser believes these securities to be less attractive -- in fact the investment adviser believes that some price declines may present significant buying opportunities. However, investors are also cautioned that it is possible that some securities mentioned in this discussion may no longer be owned by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund's general policy not to disclose portfolio holdings other than when required by relevant law or regulation.

The Adviser invests Fund assets in securities to the extent it finds sensible investment opportunities and the Fund may invest a significant portion of its assets in liquid low-risk securities or cash. During the period ended May 31, 2006, the Fund's liquidity (consisting of cash, money-market funds, and U.S. Treasury bills) represented a significant portion of Fund assets. It should be noted that since inception, the Fund has held, on average, a significant percentage of assets in liquid low-risk securities or cash without impacting performance, although there is no guarantee that future performance will not be negatively affected by the Fund's liquidity.

THE FAIRHOLME FUND

================================================================================
                                    MANAGEMENT DISCUSSION & ANALYSIS (Continued)
                                           For the Six Months Ended May 31, 2006
--------------------------------------------------------------------------------

In the six months ended May 31, 2006, significant cash inflows were recorded by the Fund, largely from new shareholder subscriptions believed to have resulted from positive performance and publicity received by the Fund. The board and management are aware that large cash inflows have the potential to adversely affect Fund performance under certain conditions. However, management of the Fund, after consulting with the Fund's Adviser, does not believe that recent inflows have materially affected performance to date. To the contrary, the Adviser believes that such cash inflows have helped the Fund make opportunistic investments and that levels of liquidity in the Fund are appropriate given the Adviser's view on liquidity and current investment conditions. Management and the board of the Fund monitor cash inflows and outflows and intend, after consultation with the Fund's Adviser, to take appropriate actions if they believe future performance is likely to be materially impacted. As of the date of this Semi-Annual report, no such actions are immediately contemplated.

Although the Fund has a policy of normally investing 75% of its assets in U.S. common stocks, at May 31, 2006 the Fund had a lower percentage of assets invested in U.S. common stocks and there is no guarantee that the Fund's U.S. common stock investments will be above 75% in the next six months. Investors should note that the Fund is in the process of amending its prospectus to eliminate certain non-fundamental restrictions with regard to its investment policies, including a provision that would no longer guide the Fund to invest any specified percentage of the portfolio in common stocks. For further information, we refer shareholders to Note 7 to the Financial Statements of this Semi-Annual Report, titled "Subsequent Events."

Certain financial organizations may not distribute all communications from the Fund to its shareholders. Accordingly, shareholders should be aware that all important communications from the Fund will be posted promptly on the Fund's website at www.fairholmefunds.com or may be obtained by calling the Fund's transfer agent, Citco Mutual Fund Services, Inc., toll free at 1-866-202-2263.

Since inception, the Fund has been advised by Fairholme Capital Management, L.L.C. Certain directors and officers of Fairholme Funds, Inc. are also members and officers of Fairholme Capital Management, L.L.C. For more complete information about the Fund and its adviser, or to obtain a current prospectus, please visit www.fairholmefunds.com, or call 1-866-202-2263.

THE FAIRHOLME FUND

================================================================================
                                                                        EXPENSES
                                                        May 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: direct costs, which may include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on shares redeemed within 60 days of purchase), and wire transfer fees. As a shareholder, you also incur indirect costs, such as the management and administration fees paid to the adviser of the Fund.

The example below is intended to help you understand your indirect costs (also referred to as "ongoing costs" and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example below is based on an investment of $1,000 invested in the Fund at December 1, 2005 and held for the entire six month period ending May 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled "Expenses Paid During the Period" in the table below is meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, does not reflect any direct costs, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

                                                                       Expenses Paid
                                                                     During the Period*
                                   Beginning            Ending        December 1, 2005
                                 Account Value       Account Value         Through
                                December 1, 2005     May 31, 2006       May 31, 2006
                                ----------------   ----------------   ----------------
Actual                          $       1,000.00   $       1,109.10   $           5.26
Hypothetical
  (5% return before expenses)   $       1,000.00   $       1,019.95   $           5.04

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 10.91% for the six month period of December 1, 2005, to May 31, 2006.

THE FAIRHOLME FUND

================================================================================
                                                         SCHEDULE OF INVESTMENTS
                                                        May 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

           Shares                                             Market Value
           ------                                            --------------

                   DOMESTIC COMMON STOCKS - 51.85%

                   CARPET - FLOOR COVERINGS - 4.51%
        1,554,900    Mohawk Industries, Inc.*                $  114,596,130
                                                             --------------
                   DIVERSIFIED HOLDING COMPANIES - 22.00%
            3,880    Berkshire Hathaway, Inc. Class A*          358,085,200
           18,200    Berkshire Hathaway, Inc. Class B*           55,855,800
        2,264,837    Leucadia National Corp.                    145,040,162
                                                             --------------
                                                                558,981,162
                                                             --------------

                   ENERGY SERVICES - 2.13%
        1,917,800    Duke Energy Corp.                           54,120,316
                                                             --------------

                   INSURANCE BROKERS - 0.90%
          812,000    Marsh & McLennan Cos., Inc.                 22,760,360
                                                             --------------

                   NEWSPAPERS: PUBLISHING AND PRINTING - 0.08%
           48,645    Daily Journal Corp. *                        2,043,090
                                                             --------------

                   PAY TELEVISION SERVICES - 10.61%
        9,002,624    EchoStar Communications Corp.*             269,448,536
                                                             --------------

                   REAL ESTATE INVESTMENT TRUST - 1.97%
        3,853,500    Annaly Mortgage Management Corp.            50,095,500
                                                             --------------

                   REAL ESTATE OPERATIONS - 0.26%
          103,768    Homefed Corp.                                6,744,920
                                                             --------------

                   RETAIL DEPARTMENT STORES - 4.53%
          757,671    Sears Holdings Corp. *                     115,067,495
                                                             --------------

                   TELECOMMUNICATIONS - 4.86%
        1,310,500    IDT Corp. *                                 17,980,060
        5,660,000    IDT Corp. Class B*                          78,334,400
        1,335,486    USA Mobility, Inc.*                         27,097,011
                                                             --------------
                                                                123,411,471
                                                             --------------

TOTAL DOMESTIC COMMON STOCKS
  (COST $1,172,564,750)                                      $1,317,268,980
                                                             --------------

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                        May 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

           Shares                                             Market Value
           ------                                            --------------

                   FOREIGN COMMON STOCKS - 20.92%

                   BERMUDA - 0.15%
                     PROPERTY AND CASUALTY INSURANCE - 0.15%
            7,000    White Mountains Insurance Group Ltd.(a) $    3,727,920
                                                             --------------

                   CANADA - 20.27%
                     OIL & GAS DRILLING - 4.17%
        4,575,800    Ensign Energy Services, Inc.               105,965,896
                                                             --------------
                     OIL AND GAS PRODUCERS - 16.10%
        4,383,900    Canadian Natural Resources Ltd.            235,590,786
        4,395,600    Penn West Energy Trust                     173,510,525
                                                             --------------
                                                                409,101,311
                                                             --------------
                     TOTAL CANADA                               515,067,207
                                                             --------------

                   UNITED KINGDOM - 0.50%
                     INVESTMENT TRUST - 0.50%
        4,076,876    JZ Equity Partners PLC                      12,690,842
                                                             --------------

TOTAL FOREIGN COMMON STOCKS
(COST $406,648,268)                                             531,485,969
                                                             --------------

                   MISCELLANEOUS INVESTMENTS - 3.05%(b)

TOTAL MISCELLANEOUS INVESTMENTS
(COST $81,707,523)                                               77,497,272
                                                             --------------

Principal

                   U.S. GOVERNMENT AND AGENCY
                     OBLIGATIONS - 21.91%
       40,000,000    T-Bill 0.00%(c), 06/01/2006                 40,000,000
       30,000,000    T-Bill 4.02%(c), 06/08/2006                 29,973,604
       40,000,000    T-Bill 4.25%(c), 06/15/2006                 39,930,311
       40,000,000    T-Bill 4.34%(c), 06/22/2006                 39,895,700
       30,000,000    T-Bill 4.41%(c), 06/29/2006                 29,895,291
       30,000,000    T-Bill 4.52%(c), 07/06/2006                 29,867,000
       50,000,000    T-Bill 4.58%(c), 07/20/2006                 49,688,646
       50,000,000    T-Bill 4.66%(c), 07/27/2006                 49,638,722
       50,000,000    T-Bill 4.70%(c), 08/03/2006                 49,594,400
       80,000,000    T-Bill 4.73%(c), 08/10/2006                 79,278,880
       40,000,000    T-Bill 4.74%(c), 08/17/2006                 39,602,560
       40,000,000    T-Bill 4.75%(c), 08/24/2006                 39,566,440
       40,000,000    T-Bill 4.76%(c), 08/31/2006                 39,529,280
                                                             --------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $556,439,576)                                        $  556,460,834
                                                             --------------

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                        May 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

           Shares                                             Market Value
           ------                                            --------------

                   MONEY MARKET FUNDS - 1.84%
       46,622,617    UMB Money Market, 3.42%(c)              $   46,622,617
                                                             --------------
TOTAL MONEY MARKET FUNDS (COST $46,622,617)                      46,622,617
                                                             --------------
TOTAL INVESTMENTS (COST $2,263,982,734) - 99.57%              2,529,335,672
                                                             --------------
                     OTHER ASSETS IN EXCESS
                       OF LIABILITIES, NET - 0.43%               10,964,667
                                                             --------------

NET ASSETS - 100.00%                                         $2,540,300,339
                                                             ==============

*     Non-income producing securities.
(a) Income from White Mountains Insurance Group Ltd., an investment affiliated with Bruce R. Berkowitz, a Director of the Fund, totaled $28,000 for the six months ended May 31, 2006.
(b) Represents previously undisclosed securities which the Fund has held for less than one year.
(c)   Rates shown are the effective yields as of May 31, 2006.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

================================================================================
                                               STATEMENT OF ASSETS & LIABILITIES
                                                        May 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments, at Market Value (Cost - $2,263,982,734)            $2,529,335,672
  Cash                                                                 8,010,631
  Dividends and Interest Receivable                                    2,175,393
  Receivable for Capital Shares Sold                                   6,754,388
  Receivable for Investments Sold                                     20,607,865
                                                                  --------------
  Total Assets                                                     2,566,883,949
                                                                  --------------

Liabilities
  Payable for Capital Shares Redeemed                                  1,802,155
  Payable for Investments Purchased                                   22,684,288
  Accrued Management Fees                                              2,097,167
                                                                  --------------
    Total Liabilities                                                 26,583,610
                                                                  --------------

Net Assets
  Paid-In Capital                                                  2,239,623,414
  Accumulated Undistributed Net Investment Income                      9,553,257
  Net Accumulated Realized Gain on Investments                        25,768,791
  Net Unrealized Appreciation on Investments                         265,354,877
                                                                  --------------

NET ASSETS                                                        $2,540,300,339
                                                                  ==============
Shares of Common Stock Outstanding* ($0.0001 par value)               92,483,022
                                                                  --------------
Net Asset Value, Offering and Redemption Price Per Share
  ($2,540,300,339/92,483,022 shares)                              $        27.47
                                                                  ==============

*     125,000,000 shares authorized in total.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

================================================================================
                                             STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                 For the Six
                                                                 Months Ended
                                                                 May 31, 2006
                                                               ----------------
Investment Income
  Interest                                                     $     11,698,757
  Dividends (net of $1,019,765 foreign taxes withheld)               10,486,362
                                                               ----------------
    Total Investment Income                                          22,185,119
                                                               ----------------

Expenses
  Management Fees (Note 3)                                           10,076,137
  Other Expenses                                                        (20,258)
                                                               ----------------
    Total Expenses                                                   10,055,879
                                                               ----------------
      Net Investment Income                                          12,129,240
                                                               ----------------

Realized and Unrealized Gain on Investments
  Net Realized Gain on Investments                                   25,777,265
  Net Realized Loss on Foreign Currency Transactions                     (2,023)
  Net Change in Unrealized Appreciation on Investments              157,413,996
                                                               ----------------
    Net Realized and Unrealized Gain on Investments                 183,189,238
                                                               ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    195,318,478
                                                               ================

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

================================================================================
                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   For the Six             For the
                                                   Months Ended          Fiscal Year
                                                   May 31, 2006             Ended
                                                    (Unaudited)       November 30, 2005
                                                  ----------------    ----------------
CHANGE IN NET ASSETS
From Operations
  Net Investment Income                           $     12,129,240    $     11,568,408
  Net Realized Gain on Investments                      25,777,265          27,488,551
  Net Realized Loss on Foreign Currency
    Transactions                                            (2,023)                 --
  Net Change in Unrealized Appreciation
    on Investments                                     157,413,996          63,887,869
                                                  ----------------    ----------------
  Net Increase in Net Assets from Operations           195,318,478         102,944,828
                                                  ----------------    ----------------

From Distributions to Shareholders
  Net Investment Income                                (12,476,449)         (1,200,051)
  Net Realized Capital Gains from Security
    Transactions                                       (27,465,547)         (5,736,115)
                                                  ----------------    ----------------
  Net Decrease in Net Assets from Distributions        (39,941,996)         (6,936,166)
                                                  ----------------    ----------------

From Capital Share Transactions
  Proceeds from Sale of Shares                       1,111,596,189       1,373,343,214
  Shares Issued in Reinvestment of Dividends            38,331,418           6,728,343
  Redemption Fees                                          242,781             215,899
  Cost of Shares Redeemed                             (206,114,055)       (270,446,677)
                                                  ----------------    ----------------
  Net Increase in Net Assets from Shareholder
    Activity                                           944,056,333       1,109,840,779
                                                  ----------------    ----------------

NET ASSETS
  Net Increase in Net Assets                         1,099,432,815       1,205,849,441
  Net Assets at Beginning of Period                  1,440,867,524         235,018,083
                                                  ----------------    ----------------
  Net Assets at End of Period                     $  2,540,300,339    $  1,440,867,524
                                                  ================    ================
  Accumulated Undistributed Net Investment
    Income                                        $      9,553,257    $      9,900,467
                                                  ================    ================

SHARES TRANSACTIONS
Issued                                                  42,129,966          56,896,881
Reinvested                                               1,520,484             295,892
Redeemed                                                (7,779,661)        (11,092,655)
                                                  ----------------    ----------------
Net Increase in Shares                                  35,870,789          46,100,118
Shares Outstanding at Beginning of Period               56,612,233          10,512,115
                                                  ----------------    ----------------
Shares Outstanding at End of Period                     92,483,022          56,612,233
                                                  ================    ================

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

================================================================================
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    For the
                                   Six Months         For the          For the          For the          For the         For the
                                     Ended          Fiscal Year      Fiscal Year      Fiscal Year      Fiscal Year     Fiscal Year
                                  May 31, 2006         Ended            Ended            Ended            Ended           Ended
                                  (Unaudited)      Nov. 30, 2005    Nov. 30, 2004    Nov. 30, 2003    Nov. 30, 2002   Nov. 30, 2001
                                 -------------     -------------    -------------    -------------    -------------   -------------
NET ASSET VALUE,
BEGINNING OF PERIOD              $       25.45     $       22.36    $       18.08    $       15.14    $       14.99   $       13.55
                                 -------------     -------------    -------------    -------------    -------------   -------------

Investment Operations
  Net Investment
    Income/(Loss)                         0.16**            0.38**           0.01            (0.02)            0.01            0.05
  Net Realized and
    Unrealized Gain
    on Investments                        2.56              3.31             4.28             3.09             0.26            1.67
                                 -------------     -------------    -------------    -------------    -------------   -------------
      Total from
        Investment
        Operations                        2.72              3.69             4.29             3.07             0.27            1.72
                                 -------------     -------------    -------------    -------------    -------------   -------------

Distributions
  From Net Investment
    Income                               (0.22)            (0.07)              --            (0.00)*          (0.03)          (0.04)
  In Excess of Net
    Investment Income*                      --                --               --            (0.03)              --              --
  From Realized Capital
    Gains                                (0.48)            (0.53)           (0.01)           (0.10)           (0.09)          (0.24)
                                 -------------     -------------    -------------    -------------    -------------   -------------
      Total Distributions                (0.70)            (0.60)           (0.01)           (0.13)           (0.12)          (0.28)
                                 -------------     -------------    -------------    -------------    -------------   -------------

NET ASSET VALUE,
END OF PERIOD                    $       27.47     $       25.45    $       22.36    $       18.08    $       15.14   $       14.99
                                 =============     =============    =============    =============    =============   =============

TOTAL RETURN                             10.91%            16.84%           23.71%           20.50%            1.77%          12.75%

Ratios/Supplemental Data
  Net Assets, End
    of Year (in 000's)           $   2,540,300     $   1,440,868    $     235,018    $      88,968    $      47,809   $      28,753
  Ratio of Expenses to
    Average Net Assets                    1.00%(a)          1.00%            1.00%            1.00%            1.00%           1.00%
  Ratio of Net Investment
    Income/(Loss) to
    Average Net Assets                    1.20%(a)          1.55%            0.05%           (0.13)%           0.05%           0.24%
  Portfolio Turnover Rate                17.58%            37.36%           23.33%           12.66%           47.68%          29.40%

*     Represents less than $0.01.
**    Based on average shares outstanding.
(a)   Annualized.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                        May 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Note 1. Organization

Fairholme Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board" or the "Directors") to issue 200,000,000 shares of common stock at $.0001 par value. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series. 125,000,000 shares of one series have been authorized, which shares constitute the interests in the The Fairholme Fund (the "Fund"), a non-diversified fund. The Fund's investment objective is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in common stocks without restrictions regarding market capitalization. The Fund will normally invest at least 75% of total net assets in U.S. common stocks and intends to hold a focused portfolio of no more than 25 stocks under normal circumstances. Fairholme Capital Management, L.L.C. (the "Adviser") serves as investment adviser to the Fund.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-thecounter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Directors. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or long-term securities which are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Adviser and the Board have determined will represent fair value.

Federal Income Taxes: The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

THE FAIRHOLME FUND

================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                        May 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Dividends and Distributions: The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of both contingent assets and liabilities, at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Note 3. Related Party Transactions

The Adviser is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser's principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. The Fund pays the Adviser for its advisory and administrative services, an annualized management fee equal to 1.00% (0.50% of which are investment advisory fees and 0.50% for administrative and other services) of the average net assets of the Fund, such fees to be computed daily based upon the daily average net assets of the Fund. Pursuant to an Operating Services Agreement, the Fund's Adviser is responsible for paying all the Fund's expenses except commissions and other brokerage fees, taxes, interest, litigation expenses and other extraordinary expenses. The Fund paid commissions and other brokerage fees, but did not incur any other extraordinary expenses during the period. The Adviser received $10,076,137 for their services during the six month period ended May 31, 2006. Certain directors and officers of Fairholme Funds, Inc. are also members and officers of Fairholme Capital Management, L.L.C.

THE FAIRHOLME FUND

================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                        May 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Income from White Mountains Insurance Group Ltd. an investment affiliated with Bruce R. Berkowitz, an Officer and a Director of the Fund, totaled $28,000 for the six month period ended May 31, 2006.

Note 4. Investments

For the six months ended May 31, 2006, purchases and sales of investment securities, other than short-term investments, aggregated $1,021,916,470, and $257,582,396, respectively.

Note 5. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at May 31, 2006 was as follows:

                                            Gross             Gross         Net Unrealized
                                         Unrealized        Unrealized        Appreciation/
                           Cost         Appreciation      Depreciation      (Depreciation)
                    ----------------  ----------------  ----------------   ----------------
The Fairholme Fund  $  2,263,989,184  $    304,962,243  $    (39,615,755)  $    265,346,488

The difference between book basis and tax basis net unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The Fund's tax basis capital gains and losses are determined only at the end of each fiscal year. As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                      Amount
                                                                  --------------
Undistributed Ordinary Income                                     $    9,900,467
Undistributed Capital Gain                                            27,465,546
Unrealized Appreciation                                              107,934,431
                                                                  --------------
                                                                  $  145,300,444
                                                                  ==============

Note 6. Distribution to Shareholders

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

THE FAIRHOLME FUND

================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                        May 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

The tax character of dividends and distributions paid by the Fund was as follows:

                                                        2006            2005
                                                    ------------    ------------
Distributions paid from:
  Ordinary Income                                   $ 12,476,449    $  1,200,051
  Short-Term Capital Gain                              7,737,553         871,461
  Long-Term Capital Gain                              19,727,994       4,864,654
                                                    ------------    ------------
                                                    $ 39,941,996    $  6,936,166
                                                    ============    ============

Note 7. Subsequent Events

On May 4th, 2006 the Board of the Fund approved certain changes to the prospectus with respect to the Fund's non-fundamental investment restrictions and on May 19th, 2006 the Fund filed with the Securities and Exchange Commission to amend its Prospectus accordingly. We anticipate that the new Prospectus incorporating these amendments will become effective on August 15, 2006. The Board adopted these amendments to provide greater flexibility to the Adviser to help achieve the Fund's overall objective, which remains unchanged. Once effective, there will be no restriction on the percentage of Fund assets that can be held in non-U.S. securities or certain "special situation" investments. Previously, both categories had been limited to 25% of the Fund's total assets respectively. In addition, the language stating that the Fund's assets would "normally be invested 75% in U.S. common stocks" will be replaced by language stating that the Fund's assets will be invested "primarily in equity securities of public companies, including but not limited to, common stocks, partnership interests, business trust shares, convertible securities, and rights and warrants to subscribe for the purchase of such equity securities without regard to market capitalizations or other categorizations". The Adviser has informed the Board that it has no immediate plans to make significant changes in the Fund's investment portfolio based on the amendments becoming effective, but that it believes such changes may help the Fund better achieve its objectives under certain potential economic and market conditions.

THE FAIRHOLME FUND

================================================================================
                                                          ADDITIONAL INFORMATION
                                                        May 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the Bylaws of the Company and review by the Board. The Directors, including those Directors who are also officers of the Company, are listed below.

                     Position(s)                                                         Funds             Other
                        Held        Term of Office            Principal                 Overseen       Directorships
Name, Age             with the       & Length of            Occupation(s)                 by                Held
& Address             Company        Time Served         During Past 5 Years            Director        by Director
-----------------------------------------------------------------------------------------------------------------------------
Bruce R. Berkowitz* Director,   Each Director serves     Managing Member,                 1         Trustee, First Union
Age 48              President   for an indefinite term.  Fairholme Capital                          Real Estate; Director,
51 JFK Parkway                  Mr. Berkowitz has        Management, L.L.C., a                      TAL International
Short Hills, NJ                 served as a director     registered investment adviser,             Group, Inc.;
07078                           of the Fund since the    since October 1997.                        Director, White
                                Fund's inception on                                                 Mountains Insurance
                                December 29, 1999.                                                  Group, Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Keith D. Trauner*   Director,   Each Director serves     Chief Financial Officer,         1         None
Age 49              Treasurer/  for an indefinite term.  Fairholme Capital
51 JFK Parkway      Secretary   Mr. Trauner was          Management L.L.C., a
Short Hills, NJ                 appointed by the         registered investment adviser,
07078                           Board to replace an      employed since February
                                outgoing director in     1999.
                                January 2002.
-----------------------------------------------------------------------------------------------------------------------------
Joel L. Uchenick    Independent Each Director serves     General Partner, Sherbrooke      1         Director and
Age 57              Director    for an indefinite term.  Capital, a private equity                  Chairman, Oregon
217 Rowley Bridge               Mr. Uchenick has         firm, since November 1998.                 Chai Inc.; Director
Road,                           served as a director     Previously, Senior Partner,                and Chief Financial
Topsfield, MA                   of the Fund since the    Sherbrooke Associates Inc.                 Officer, Cooke
01983                           Fund's inception on                                                 PH, Inc.
                                December 29, 1999.
-----------------------------------------------------------------------------------------------------------------------------
Avivith Oppenheim,  Independent Each Director serves     Attorney-at-Law                  1         None
Esq.                Director    for an indefinite term.  (private practice).
Age 56                          Ms. Oppenheim has
211 Mountain                    served as a director
Avenue,                         of the Fund since the
Springfield, NJ                 Fund's inception on
07081                           December 29, 1999.
-----------------------------------------------------------------------------------------------------------------------------
Leigh Walters, Esq. Independent Each Director serves     Vice-President and Director,     1         Director, Valcor
Age 60              Director    for an indefinite term.  Valcor Engineering                         Engineering
1 Cleveland Place               Mr. Walters has          Corporation. Attorney-at-Law.              Corporation
Springfield, NJ                 served as a director
07081                           of the Fund since the
                                Fund's inception on
                                December 29, 1999.
-----------------------------------------------------------------------------------------------------------------------------

* Indicates an interested person as defined in the 1940 Act.

THE FAIRHOLME FUND

================================================================================
                                              ADDITIONAL INFORMATION (Continued)
                                                        May 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Other Information (unaudited)

The Company has adopted policies and procedures which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. These policies, procedures and records for the twelve month period ended June 30, 2005 are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o Citco Mutual Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100, or by calling the Company toll free at 1-866-202-2263, or by visiting the Company's website at www.fairholmefunds.com. The Company's proxy voting policies, procedures, and records may also be obtained by visiting the Securities and Exchange Commission website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. The Fairholme Fund files Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fairholme Fund Form N-Q will be available on the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Board of Directors
  Bruce R. Berkowitz
  Avivith Oppenheim, Esq.
  Keith D. Trauner
  Joel L. Uchenick
  Leigh Walters, Esq.

Officers
  Bruce R. Berkowitz, President
  Keith D. Trauner, Secretary & Treasurer

Investment Adviser
  Fairholme Capital Management, L.L.C.
  51 JFK Parkway
  Short Hills, NJ 07078
  Telephone: 973-379-6557

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
  Citco Mutual Fund Services, Inc.
  83 General Warren Boulevard, Suite 200
  Malvern, PA 19355
  Telephone: 866-202-2263

Custodian
  UMB Bank N.A.
  1010 Grand Boulevard
  Kansas City, MO 64106

Independent Registered
Public Accounting Firm
  Deloitte & Touche L.L.P.
  1700 Market Street
  Philadelphia, PA 19103

Fund Counsel
  Seward & Kissel L.L.P.
  1200 G Street, N.W.
  Washington, D.C. 20005

This report is provided for the general information of the shareholders of The Fairholme Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus, which contains more information on fees, charges, and other expenses and should be read carefully before investing or sending money. Past performance is not a guarantee of future results.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-annual Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

a. The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b. There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual report.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Bruce R. Berkowitz
                         -------------------------------------------------------
Bruce R. Berkowitz, President

Date     July 25, 2006
     -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce R. Berkowitz
                         -------------------------------------------------------
Bruce R. Berkowitz, President

Date     July 25, 2006
     -------------------------

By (Signature and Title)* /s/ Keith D. Trauner
                         -------------------------------------------------------
Keith D. Trauner, Treasurer

Date     July 25, 2006
     -------------------------

o Print the name and title of each signing officer under his or her signature.